SUPPLEMENT TO THE PROSPECTUS
Supplement dated April 27, 2023, to the Prospectus dated June 28, 2022.

MFS® Diversified Income Fund

Effective May 31, 2023, the following is added to the table in the section entitled "Portfolio Manager(s)" under the main heading entitled "Summary of Key Information":
Portfolio Manager	Since	Title
Jake Stone	May 2023	Investment Officer of MFS

Effective May 31, 2023, the following is added to the table in the section entitled "Portfolio Manager(s)" under the main heading entitled "Management of the Fund":
Portfolio Manager	Primary Role	Five Year History
Jake Stone	U.S. Government Securities Portfolio Manager	Employed in the investment area of MFS since July 2018; Vice President, Wellington Management Company, LLP prior to July 2018

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